Properties Held for Sale	12 Months Ended
Dec. 31, 2013
Properties Held for Sale
Properties Held for Sale

3. Properties Held for Sale

In 2011, 2012 and 2013, customers transferred legal ownership of five, six and 14 properties including 5 car-parking spaces to the Group to settle $1,479,405, $970,625 and $6,678,302 in accounts receivable, respectively. Customers also transferred legal ownership of nil, nil and 36 properties to the Group to settle $9,928,558 in customer deposit. The Group recorded gains of $417,610, $45,936 and $118,559 from selling of the properties held for sale for the years ended December 31, 2011, 2012 and 2013, respectively. In 2013, The Group also recognizes acquired properties as properties held for sale when the Group has intent and ability to sell them within one year. As of December 31, 2013, the Group held 44 residential properties and 5 car-parking spaces with a total carrying value of $15,304,927. As of December 31, 2012, the Group held two residential properties with a total carrying value of $611,892.

Properties with values of $2,546,721, $1,281,008 and nil were transferred to property and equipment for the years ended December 31, 2011, 2012 and 2013, respectively, due to the change of management’s intention with respect to these properties.

In 2013, the Group acquired 237 properties that the Group has intent and ability to sell within one year. As of December 31, 2013, title transfers of 140 residential properties, 5 car-parking places and 52 commercial properties were still in process, and the associated consideration of $60,076,026 was recorded as advance payment for properties to be held for sale in the consolidated balance sheet.